Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

14. Derivative Financial Instruments

Notional amounts are used to measure the volume of foreign currency forward contracts and do not represent exposure to foreign currency losses. The table below presents the notional amounts of the Company’s outstanding foreign currency forward contracts by currency as of December 31, 2011.

Currency	Notional Amount
(in millions)
Canadian dollar	$211
U.S. dollar	58
British pound	35
Euro	30
Other	1

Total	$335

At December 31, 2011, the Company’s foreign currency forward contracts had maturities through 2016.

The table below presents the fair values and the location of the Company’s derivative instruments in the Consolidated Balance Sheets.

	Fair Values of Derivative Instruments(1)
	December 31, 2011				December 31, 2010
	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$3	$5	$8	$—	$11	$8	$2	$—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	1	1	1	—	2	1	3	—
Embedded derivative related to the CODES	—	—	—	—	—	—	—	—

Total derivative instruments	$4	$6	$9	$—	$13	$9	$5	$—

(1)	See Note 12 for a description of the fair value hierarchy related to the Company’s foreign currency forward contracts.

The effect of gains or losses from foreign currency forward contracts was not material to the Consolidated Statements of Operations for the years ended December 31, 2011 and 2010. At December 31, 2011, the estimated net amount of existing losses that are expected to be reclassified into income within the next 12 months is $5 million.